Condensed Combined Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES:
Net income (loss)	$ 100,527	$ (62,511)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	46,369	49,166
Share-based compensation expense	24,273	31,480
Amortization of deferred financing costs	2,409	5,088
Related party paid in kind interest	(2,939)	(3,111)
Net unrealized (gain) loss on equity investments with readily determinable fair value	(4,307)	28,303
Amortization of right-of-use assets	9,975	8,061
Gains, net on dispositions	(4,361)	0
Other non-cash adjustments	83	0
Change in assets and liabilities:
Accounts receivable, net	(27,890)	(74,943)
Related party receivables, net of payables	(5,292)	43,976
Prepaid expenses and other current and non-current assets	(29,938)	(46,450)
Accounts payable, accrued and other current and non-current liabilities	(20,812)	50,033
Deferred revenue	56,531	38,375
Operating lease right-of-use assets and lease liabilities	(12,287)	(7,129)
Net cash provided by operating activities	132,341	60,338
INVESTING ACTIVITIES:
Capital expenditures	(12,187)	(10,725)
Proceeds from dispositions, net	27,904	0
Proceeds (purchases) from investments	4,244
Proceeds (purchases) from investments		(250)
Proceeds from loan receivable	0	4,695
Loan to related parties	(6,700)	(6,780)
Net cash provided by (used in) investing activities	13,261	(13,060)
FINANCING ACTIVITIES:
Proceeds from issuance of debt	168	0
Principal repayments on long-term debt	(6,063)	(4,875)
Net transfers to Sphere Entertainment and Sphere Entertainment's subsidiaries	(79,299)	(145,160)
Net cash used in financing activities	(85,194)	(150,035)
Net increase (decrease) in cash, cash equivalents and restricted cash	60,408	(102,757)
Cash, cash equivalents and restricted cash, beginning of period	62,573	318,069	$ 318,069
Cash, cash equivalents and restricted cash, end of period	122,981	215,312	62,573	$ 318,069
Non-cash investing and financing activities:
Capital expenditures incurred but not yet paid	504	228
Non-cash reduction of loan receivable from related party	5,350	4,019
MSGE SPINCO, INC [Member]
OPERATING ACTIVITIES:
Net income (loss)			(136,200)	(219,308)	$ 170,659
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization			69,534	71,576	81,591
Share-based compensation expense			39,357	40,663	26,110
Amortization of deferred financing costs			6,781	4,315	0
Provision for deferred income taxes			225	566	17,429
Related party paid in kind interest			(3,582)	(4,952)	(1,813)
Net unrealized (gain) loss on equity investments with readily determinable fair value			49,842	(53,505)	(31,277)
Provision for doubtful accounts / credit losses			166	887	3,568
Amortization of right-of-use assets			11,717	5,460	6,541
Gain on sale of the Forum, excluding associated settlement			0	0	(100,288)
Loss on extinguishment of debt			35,629	0	0
Write-off of deferred production costs			0	942	0
Change in assets and liabilities:
Accounts receivable, net			(34,861)	(18,819)	8,400
Related party receivables, net of payables			19,535	24,631	(23,626)
Accounts payable, accrued and other current and non-current liabilities			78,780	(2,598)	(69,000)
Deferred revenue			4,173	19,677	(1,250)
Operating lease right-of-use assets and lease liabilities			(12,113)	110	(8,464)
Other current and non-current assets			(42,408)	(10,838)	(37,754)
Accounts payable			8,776	(6,925)	(9,298)
Net cash provided by operating activities			95,351	(148,118)	31,528
INVESTING ACTIVITIES:
Capital expenditures			(15,797)	(10,315)	(29,644)
Proceeds from loan receivable			68,367	0	74,852
Loan to related parties			(6,780)	(22,000)	(5,000)
(Purchase) / proceeds from sale of investments			(350)	21,976	25,659
Proceeds from sale of Forum, excluding associated settlement			0	0	210,521
Net cash provided by (used in) investing activities			45,440	(10,339)	276,388
FINANCING ACTIVITIES:
Principal repayments on long-term debt			(646,750)	(3,250)	0
Proceeds from issuance of term loan, net of issuance discount			650,000	630,500	0
Proceeds from revolving credit facilities			29,100	0	0
Debt extinguishment costs			(12,838)	0	0
Payments for debt financing costs			(16,060)	(14,417)	0
Net transfers (to)/from MSG Entertainment and MSG Entertainment's subsidiaries			(399,739)	(139,345)	(315,379)
Net cash used in financing activities			(396,287)	473,488	(315,379)
Net increase (decrease) in cash, cash equivalents and restricted cash			(255,496)	315,031	(7,463)
Cash, cash equivalents and restricted cash, beginning of period	$ 62,573	$ 318,069	318,069	3,038	10,501
Cash, cash equivalents and restricted cash, end of period			62,573	318,069	3,038
Non-cash investing and financing activities:
Capital expenditures incurred but not yet paid			1,585	1,083	2,641
Non-cash reduction of loan receivable from related party			$ 4,019	$ 0	$ 0